Share capital - Schedule of Non-Option Equity Instruments Rollforward (Details) - Restricted share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	4,356	3,322
Granted (in shares)	2,802	2,382
Vested and converted to common shares (in shares)	(2,223)	(1,625)
Forfeited (in shares)	(26)
Reinvested dividend equivalents (in shares)	118	277
Outstanding units, end of year (in shares)	5,027	4,356